7. Income Taxes (Details - Unrecognized tax benefits) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Reconciliation of unrecognized tax benefits
Beginning Balance	$ 60,135	$ 52,746
Gross increase or (decrease)	5,715	7,389
Reversal of reserve on unrecognized tax benefits	(4,355)	0
Ending Balance	$ 61,495	$ 60,135